EXPENSE CLASSIFICATION	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
EXPENSE CLASSIFICATION

18. EXPENSE CLASSIFICATION

The Company’s consolidated statements of operations is prepared primarily by nature of expense with the exception of employee compensation costs, which are included in both production and operating expenses and general and administrative expenses. The compensation costs include employees’ salary and benefit costs.

The following table details the amount of total compensation costs included in production and operating expenses and general and administrative expenses on the statements of operations:

	Year Ended December 31,
	2023	2022

Production and operating expenses	$9	$-
General and administrative expenses	1,511	1,450
Total employee compensation costs	$1,520	$1,450